UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02565

Voya Government Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments

The schedule of investments as of the close of the reporting period is set forth below for:

Voya Government Money Market Portfolio

The schedule is not audited.

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 28.3%
16,500,000	Fannie Mae, 2.500%, (SOFRRATE + 0.070%), 10/30/2019	$16,500,000	3.6
3,000,000	Federal Farm Credit Banks, 2.350%, (US0001M + (0.140)%), 07/02/2019	2,999,501	0.7
1,000,000	Federal Farm Credit Banks, 2.364%, (US0001M + (0.135)%), 06/13/2019	999,864	0.2
8,400,000	Federal Farm Credit Banks, 2.401%, (US0001M + (0.085)%), 05/24/2019	8,399,971	1.8
4,250,000	Federal Farm Credit Banks, 2.404%, (US0001M + (0.095)%), 09/13/2019	4,249,923	0.9
1,000,000	Federal Farm Credit Banks, 2.410%, (FEDL01 + 0.000%), 08/08/2019	999,817	0.2
6,000,000	Federal Farm Credit Banks, 2.420%, (PRIME + (3.080)%), 09/13/2019	5,998,880	1.3
1,250,000	Federal Farm Credit Banks, 2.425%, (FEDL01 + 0.015%), 10/28/2019	1,249,711	0.3
7,750,000	Federal Farm Credit Banks, 2.430%, (US0001M + (0.060)%), 04/03/2019	7,750,012	1.7
6,750,000	Federal Farm Credit Banks, 2.550%, (PRIME + (2.950)%), 09/25/2019	6,751,621	1.5
1,000,000	Federal Farm Credit Banks, 2.659%, (US0001M + 0.170%), 11/14/2019	1,001,303	0.2
11,050,000	Federal Farm Credit Banks, 2.672%, (US0001M + 0.190%), 05/16/2019	11,053,743	2.4
1,500,000	Federal Farm Credit Banks, 2.674%, (US0001M + 0.190%), 07/15/2019	1,501,178	0.3
24,000,000	Federal Home Loan Banks, 2.385%, (US0003M + (0.230)%), 12/03/2019	23,983,787	5.3
4,750,000	Federal Home Loan Banks, 2.390%, (US0001M + (0.100)%), 09/04/2019	4,750,000	1.0
1,200,000	Federal Home Loan Banks, 2.422%, (US0001M + (0.060)%), 09/16/2019	1,200,177	0.3
1,000,000	Federal Home Loan Banks, 2.449%, (US0003M + (0.160)%), 06/27/2019	1,000,291	0.2
6,250,000	Federal Home Loan Banks, 2.473%, (US0003M + (0.160)%), 06/20/2019	6,251,114	1.4
2,000,000	Federal Home Loan Banks, 2.491%, (US0003M + (0.160)%), 05/24/2019	2,000,036	0.4
8,000,000	Freddie Mac, 2.386%, (US0001M + (0.110)%), 05/28/2019	8,000,000	1.8
11,000,000	Freddie Mac, 2.414%, (US0003M + (0.225)%), 08/27/2019	11,000,000	2.4
1,750,000	Freddie Mac, 2.630%, (US0003M + (0.165)%), 07/05/2019	1,750,424	0.4

	Total U.S. Government Agency Debt
	(Cost $129,391,353)	129,391,353	28.3

U.S. TREASURY DEBT: 1.7%
8,000,000	(1) United States Treasury Bill, 0.000%, 05/28/2019	7,970,252	1.7

	Total U.S. Treasury Debt
	(Cost $7,970,252)	7,970,252	1.7

U.S. TREASURY REPURCHASE AGREEMENT: 50.2%
	Repurchase Agreement: 50.2%
164,672,000	Deutsche Bank Repurchase Agreement dated 3/29/19, 2.550%, due 4/1/19, $164,707,090 to be received upon repurchase (Collateralized by $167,761,100, US Treasury Note, 2.125%-2.250%, Market Value plus accrued interest $166,838,389 due 11/30/24-12/31/24)	164,672,000	36.0

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY REPURCHASE AGREEMENT: (continued)
65,000,000	Deutsche Bank Repurchase Agreement dated 3/29/19, 2.550%, due 4/1/19, $65,013,851 to be received upon repurchase (Collateralized by $63,726,400, various US Treasury types, 0.000%-2.875%, Market Value plus accrued interest $66,013,928 due 1/15/22-5/15/47)	$65,000,000	14.2

	Total U.S. Treasury Repurchase Agreement
	(Cost $229,672,000)	229,672,000	50.2

	Total Investments in Securities (Cost $367,033,605)	$367,033,605	80.2
	Assets in Excess of Other Liabilities	90,871,045	19.8
	Net Assets	$457,904,650	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2019.

Reference Rate Abbreviations:
FEDL01	Federal Funds Effective Rate
PRIME	Federal Reserve Bank Prime Loan Rate
SOFRRATE	Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

At March 31, 2019, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
U.S. Treasury Repurchase Agreement	$–	$229,672,000	$–	$229,672,000
U.S. Treasury Debt	–	7,970,252	–	7,970,252
U.S. Government Agency Debt	–	129,391,353	–	129,391,353
Total Investments, at fair value	$–	$367,033,605	$–	$367,033,605

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Government Money Market Portfolio

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 28, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2019